Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2023
Accrued expenses
Schedule of accrued expenses

(U.S. Dollars in thousands)	At June 30, 2023	At December 31, 2022
Operating expenses	$3,842	$1,125
Interest expenses	4,963	4,805
Other expenses	5,071	4,721
Total accrued expenses	$13,876	$10,651